STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Revenue
Expenses
General and administrative	$ 20,140	$ 22,608
General and administrative - related party (Note 7)	$ 9,364	9,455
Travel		643
Total Expenses	$ 29,504	32,706
Operating Loss	$ (29,504)	$ (32,706)
Other income and expenses
Net loss	$ (29,504)	$ (32,706)
Net loss per common share (Note 5) - basic and fully diluted	$ 0.00	$ 0.00
Weighted average number of common (Note 5) shares outstanding - basic and fully diluted	34,548,368	34,548,368